united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017
Shares				Fair Value
	EXCHANGE TRADED FUNDS - 0.6%
	DEBT FUND - 0.6%
25,000	PowerShares Senior Loan Portfolio			$ 581,500

	TOTAL EXCHANGE TRADED FUNDS (Cost $583,250)			581,500

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 53.6%
	BASIC MATERIALS - 3.9%
$ 1,000,000	Clearwater Paper Corp.	4.500	2/1/2023	975,000
1,000,000	Mercer International, Inc.	7.750	12/1/2022	1,075,300
1,500,000	NOVA Chemicals Corp. #	5.250	8/1/2023	1,539,375
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	521,250
				4,110,925
	COMMUNICATIONS - 3.6%
1,575,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750	1/15/2024	1,641,938
2,000,000	Lamar Media Corp.	5.875	2/1/2022	2,071,600
				3,713,538
	CONSUMER CYCLICAL - 11.1%
1,500,000	Dollar Tree, Inc.	5.250	3/1/2020	1,547,175
1,000,000	L Brands, Inc.	5.625	2/15/2022	1,053,750
2,740,000	LKQ Corp.	4.750	5/15/2023	2,740,000
1,750,000	Penske Automotive Group, Inc.	5.750	10/1/2022	1,820,000
100,000	PulteGroup, Inc.	4.250	3/1/2021	103,000
1,500,000	Sally Holdings LLC / Sally Capital, Inc.	5.750	6/1/2022	1,550,625
2,500,000	Scotts Miracle-Gro Co.	6.000	10/15/2023	2,668,750
				11,483,300
	CONSUMER NON-CYCLICAL - 9.1%
2,000,000	JBS USA LUX SA / JBS USA Finance, Inc. #	8.250	2/1/2020	2,060,000
1,750,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	4.875	5/1/2021	1,791,125
1,200,000	Spectrum Brands, Inc.	6.625	11/15/2022	1,270,500
2,080,000	TreeHouse Foods, Inc.	4.875	3/15/2022	2,137,200
2,000,000	WhiteWave Foods Co.	5.375	10/1/2022	2,180,000
				9,438,825
	ENERGY - 3.9%
2,000,000	Concho Resources, Inc.	5.500	10/1/2022	2,077,500
100,000	Kinder Morgan Energy Partners LP	9.000	2/1/2019	111,909
1,041,000	Parsley Energy LLC / Parsley Finance Corp. #	6.250	6/1/2024	1,108,665
750,000	RSP Permian, Inc.	6.625	10/1/2022	793,125
				4,091,199
	FINANCIAL - 10.0%
500,000	Bank of America Corp.	6.300	Perpetual	545,000
2,000,000	Charles Schwab Corp.	7.000	Perpetual	2,285,000
500,000	Citgroup, Inc.	6.125	Perpetual	528,125
2,500,000	Goldman Sachs Group, Inc.	5.375	12/29/2049	2,559,375
725,000	Iron Mountain, Inc. #	6.000	10/1/2020	761,250
1,500,000	JPMorgan Chase & Co.	5.300	Perpetual	1,558,125
1,000,000	Morgan Stanley	5.550	Perpetual	1,030,050
533,000	Synovus Financial Corp.	5.125	6/15/2017	536,664
500,000	Wells Fargo & Co.	5.875	Perpetual	539,596
				10,343,185
	INDUSTRIAL - 10.0%
1,100,000	Allegion PLC	5.875	9/15/2023	1,179,750
910,000	Allegion US Holding Co., Inc.	5.750	10/1/2021	952,087
1,000,000	Berry Plastics Corp.	6.000	10/15/2022	1,061,250
100,000	Covanta Holding Corp.	7.250	12/1/2020	102,417
1,135,000	General Electric Co.	5.000	Perpetual	1,198,844
1,450,000	Huntington Ingalls Industries, Inc. #	5.000	12/15/2021	1,508,000
2,267,000	Masonite International Corp. #	5.625	3/15/2023	2,324,785
2,025,000	Moog, Inc. #	5.250	12/1/2022	2,085,750
				10,412,883
	UTILITIES - 2.0%
2,000,000	Southern Co.	5.500	3/15/2057	2,065,804

	TOTAL CORPORATE BONDS (Cost - $55,817,900)			55,659,659

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BANK LOANS - 39.9%
	COMMUNICATIONS - 3.8%
$ 994,845	Charter Communications Operating LLC	3.156*	1/3/2021	$ 998,078
975,000	SBA Senior Finance II LLC	3.403*	3/24/2021	978,047
1,970,000	Sinclair Television Group, Inc.	3.400*	1/3/2024	1,989,700
				3,965,825
	CONSUMER CYCLICAL - 9.0%
2,231,850	Beacon Roofing Supply, Inc.	3.902*	10/1/2022	2,250,449
1,000,000	Burlington Coat Factory Warehouse Corp.	3.906*	7/29/2021	1,003,125
2,008,981	Hanesbrands, Inc.	3.656*	4/29/2022	2,027,398
1,000,000	HD Supply, Inc.	3.908*	10/17/2023	1,008,125
990,351	SRAM LLC	4.648*	3/15/2024	992,208
2,000,000	Winnebago Industries, Inc.	5.674*	11/8/2023	2,030,000
				9,311,305
	CONSUMER NON-CYCLICAL - 15.3
1,989,717	Blue Buffalo Co. Ltd.	3.870*	8/8/2019	2,004,640
1,496,250	Coty, Inc.	3.656*	10/27/2022	1,506,225
243,750	DaVita, Inc.	3.901*	6/24/2021	246,759
2,493,719	HCA, Inc.	4.402*	3/17/2023	2,507,746
500,000	Jacobs Douwe Egberts International BV	3.656*	7/2/2022	504,688
2,983,731	KAR Auction Services, Inc.	4.620*	3/9/2023	3,024,757
1,000,000	Pinnacle Foods Finance LLC	3.156*	2/3/2024	1,005,625
2,000,000	ServiceMaster Co. LLC	3.674*	11/8/2023	2,021,560
1,074,614	Spectrum Brands, Inc.	3.656*	6/23/2022	1,082,226
1,990,000	TruGreen LP	6.658*	4/13/2023	2,019,850
				15,924,076
	FINANCIAL - 0.9%
961,861	Vantiv LLC	3.658*	10/14/2023	969,075

	INDUSTRIAL - 9.0%
2,000,000	Avolon TLB Borrower 1 US LLC	3.900*	3/20/2022	2,029,170
500,000	B/E Aerospace, Inc.	4.055*	12/16/2021	501,354
500,000	B/E Aerospace, Inc.	4.055*	12/16/2021	501,354
1,500,000	B/E Aerospace, Inc.	4.055*	12/16/2021	1,504,063
2,000,000	Columbus McKinnon Corp.	4.172*	1/20/2024	2,019,380
492,500	Energizer Holdings, Inc.	3.650*	6/30/2022	496,194
2,236,319	Welbilt, Inc.	4.106*	3/3/2023	2,255,886
				9,307,401
	UTILITIES - 1.9%
1,970,000	Calpine Corp.	3.906*	1/15/2024	1,981,081

	TOTAL BANK LOANS (Cost $41,334,872)			41,458,763
Shares
	SHORT-TERM INVESTMENTS - 2.7%
2,753,506	Fidelity Institutional Money Market Portfolio, Class I, 0.60% **			2,753,506
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,753,506)			2,753,506

	TOTAL INVESTMENTS - (Cost - $100,489,528) (a) - 96.8%			$ 100,453,428
	ASSETS IN EXCESS OF OTHER LIABILITIES - 3.2%			3,371,174
	NET ASSETS - 100.0%			$ 103,824,602

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
* Floating Rate, rate shown represents the rate at March 31, 2017
** Money Market fund; interest rate reflects seven-day effective yield on March 31, 2017.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $11,387,825 or 10.97 % of net assets.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $100,489,528 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:			$ 349,786
	Unrealized depreciation:			(385,886)
	Net unrealized depreciation:			$ (36,100)

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund's assets and liabilities measured at fair value:

		Level 2	Level 3
			(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$ 581,500	$ -	$ -	$ 581,500
Corporate Bonds	-	55,659,659	-	55,659,659
Bank Loans	-	41,458,763	-	41,458,763
Short-Term Investments	2,753,506	-	-	2,753,506
Total	$ 3,335,006	$ 97,118,422	$ -	$ 100,453,428

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Bank Loans Risk - The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund's expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/23/2017